STOCKHOLDERS' EQUITY (Details Textual) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended			1 Months Ended						3 Months Ended	1 Months Ended	3 Months Ended			3 Months Ended		9 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended
	Sep. 30, 2010	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 01, 2012 Non-Qualified Under 2010 Stock Option Plan [Member]	Apr. 04, 2011 Non-Qualified Under 2010 Stock Option Plan [Member]	Dec. 20, 2012 Inducement Stock Options 2010 Plans [Member]	Dec. 17, 2012 Stock Option and Incentive Plan 2010 [Member]	Sep. 28, 2010 Stock Option and Incentive Plan 2010 [Member]	Dec. 31, 2012 Investor Warrants [Member]	Jun. 30, 2011 Private Placement [Member]	Nov. 07, 2012 Ipo [Member]	Jun. 30, 2011 Securities Purchase Agreements, Investor Warrants [Member]	Jun. 30, 2011 Placement Agent Additional Warrants [Member]	Dec. 31, 2012 Placement Agent1 [Member]	Jun. 30, 2011 Placement Agent Warrants [Member]	Dec. 31, 2012 Placement Agent2 [Member]	Sep. 30, 2012 Acueity Warrants [Member]	Sep. 28, 2010 Prior to Reverse Share Split on September 28, 2010 [Member] Stock Option and Incentive Plan 2010 [Member]	Apr. 29, 2009 Chief Executive Officer [Member]	Dec. 31, 2010 Chief Executive Officer [Member]	Apr. 29, 2009 Chief Executive Officer [Member] Prior to Reverse Share Split on September 28, 2010 [Member]	Jul. 28, 2009 Director [Member]	Jul. 28, 2009 Director [Member] Prior to Reverse Share Split on September 28, 2010 [Member]	Apr. 30, 2012 Member of Board of Directors [Member] Non-Qualified Under 2010 Stock Option Plan [Member]	Dec. 28, 2009 Ensisheim Partners Llc [Member]	Apr. 29, 2009 Ensisheim Partners Llc [Member]	Dec. 28, 2009 Ensisheim Partners Llc [Member] Prior to Reverse Share Split on September 28, 2010 [Member]	Apr. 29, 2009 Ensisheim Partners Llc [Member] Prior to Reverse Share Split on September 28, 2010 [Member]	Apr. 29, 2009 Manistee Ventures Llc [Member]	Apr. 29, 2009 Manistee Ventures Llc [Member] Prior to Reverse Share Split on September 28, 2010 [Member]	Jan. 21, 2010 Forty-Four Investors [Member] Numbers	Jan. 21, 2010 Forty-Four Investors [Member] Prior to Reverse Share Split on September 28, 2010 [Member]	Jan. 21, 2010 Servicer [Member]	Jan. 21, 2010 Servicer [Member] Prior to Reverse Share Split on September 28, 2010 [Member]	Jan. 21, 2010 Shareholder [Member] Numbers	Jan. 21, 2010 Shareholder [Member] Prior to Reverse Share Split on September 28, 2010 [Member]	Jan. 23, 2010 Investor [Member]	Jan. 23, 2010 Investor [Member] Prior to Reverse Share Split on September 28, 2010 [Member]	Apr. 27, 2010 Website Development Services [Member]	Apr. 27, 2010 Website Development Services [Member] Prior to Reverse Share Split on September 28, 2010 [Member]	Sep. 30, 2012 Shareholders of Acueity [Member]	Sep. 30, 2011 Employees and Officers [Member]
Total Shares Authorized			85,000,000
Common Stock, Shares Authorized			75,000,000	75,000,000
Common Stock, Par or Stated Value Per Share			$ 0.001	$ 0.001
Preferred Stock, Shares Authorized			10,000,000	10,000,000
Preferred Stock, Par or Stated Value Per Share			$ 0.001	$ 0.001
Stockholders' Equity, Reverse Stock Split	1-for-2.26332
Stock Issued During Period, Shares, Issued for Cash																					883,662		2,000,000	39,765	90,000		883,658	1,767,316	2,000,000	4,000,000	1,325,487	3,000,000	866,007	1,960,000	866,007	1,960,000	866,007	1,960,000	35,346	80,000
Stock Issued During Period, Value, Issued for Cash			$ 3,454,000	$ 5,713,785	$ 102,000																$ 12,000			$ 540			$ 100,000	$ 24,000			$ 18,000		$ 98,000						$ 4,000
Stock Issued During Period, Shares, New Issues													800,000						862,500																132,549	300,000	13,255	30,000
Stock Issued During Period, Value, New Issues																																			15,000								4,312,500
Stock Issued During Period, Shares, Issued for Services																																									13,256	30,000
Stock Issued During Period, Value, Issued for Services					71,000																																				50,000
Stock Issued During Period, Shares, Acquisitions		862,500																																									862,500
Additional Stock Issued During Period, Shares, Issued for Cash																																					53,020	120,000
Equity Issuance, Per Share Amount																					$ 0.014		$ 0.006	$ 0.014	$ 0.006		$ 0.11	$ 0.014	$ 0.05	$ 0.006	$ 0.014	$ 0.006	$ 0.11	$ 0.05	$ 0.11	$ 0.05	$ 0.11	$ 0.05	$ 0.11	$ 0.05			$ 5
Number of Investors																																	44				44
Sale of Stock, Number of Shares Issued in Transaction														5,256,800
Sale of Stock, Price Per Share														$ 1.25
Class of Warrant or Right, Number of Securities Called by Warrants or Rights														5,256,800	788,520		788,520		325,000
Common Stock Offering Price													$ 5.00
Proceeds from Issuance Initial Public Offering													3,454,000
Underwriting Commision and Discount													546,000
Proceeds from Issuance of Private Placement														6,571,000
Cash Fee Equals to Percentage of Gross Proceeds from Sale of Common Stock and Warrants												10.00%
Percentage of Non-Accountable Expense Allowance												3.00%
Fees and Commissions, Other												857,230			1.25		1.6
Warrants and Rights Outstanding											1,808,025					228,712		267,164	762,353
Exercise Price of Common Stock																			$ 5.00
Fair Value of Warrants (in dollars per warrant)											$ 0.334					$ 0.29		$ 0.339	$ 2.3457
Initial Fair Value of Warrants												$ 495,876
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period										10 years
Common Stock, Capital Shares Reserved for Future Issuance										1,000,000										2,263,320
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			447,757			200,000	45,000	200,000	228,000													250,000				19,757																		219,000